Disclosure of share appreciation rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Share appreciation rights, outstanding, beginning of period	911,993	579,660
Share appreciation rights, weighted average grant price, beginning of period	$ 3.80	$ 4.20
Share appreciation rights, granted	0	489,000
Share appreciation rights, granted, weighted average grant price	$ 0.00	$ 3.30
Share appreciation rights, exercised	(96,661)	(46,668)
Share appreciation rights, exercised, weighted average grant price	$ 2.21	$ 2.21
Share appreciation rights, cancelled	(121,332)	(109,999)
Share appreciation rights, cancelled, weighted average grant price	$ 3.96	$ 4.38
Share appreciation rights, outstanding, end of period	694,000	911,993
Share appreciation rights, weighted average grant price, end of period	$ 3.99	$ 3.80
Share appreciation rights, exercisable	553,679	212,672
Share appreciation rights, exercisable, weighted average grant price	$ 4.16	$ 3.69